LOW-DURATION BOND FUND N-1A Supplement	Dec. 31, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	GUIDESTONE FUNDSSupplement dated September 18, 2026toProspectus and Summary Prospectus each dated May 1, 2026, for the MyDestination 2015 Fund, MyDestination 2025 Fund, MyDestination 2035 Fund, MyDestination 2045 Fund, MyDestination 2055 Fund, MyDestination 2065 Fund, Conservative Allocation Fund, Balanced Allocation Fund, Moderately Aggressive Allocation Fund, Aggressive Allocation Fund, Money Market Fund, Low-Duration Bond Fund, Medium-Duration Bond Fund, Global Bond Fund, Strategic Alternatives Fund, Defensive Market Strategies® Fund, Impact Bond Fund, Equity Index Fund, Global Real Estate Securities Fund, Value Equity Index Fund, Value Equity Fund, Growth Equity Index Fund, Growth Equity Fund, Small Cap Equity Fund, International Equity Index Fund, International Equity Fund and Emerging Markets Equity Fund This supplement provides new information beyond that contained in the Prospectus and Summary Prospectus. It should be retained and read in conjunction with the Prospectus and Summary Prospectus.II. FEES AND EXPENSES CHANGES TO THE VALUE EQUITY FUNDUnder the heading “Fees and Expenses” for the Value Equity Fund (VEF), on page 138, the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)Institutional ClassInvestor ClassManagement fee0.60%0.60%Other expenses0.05%0.32%Acquired fund fees and expenses0.01%0.01%Total annual Fund operating expenses0.66%0.93%(1)The management fee has been restated to reflect the estimated fee for the current fiscal year.Under the heading “Fees and Expenses” for the VEF, on page 138, the Expense Example table is deleted in its entirety and replaced with the following:Institutional ClassInvestor Class1 Year$67$953 Years$211$2965 Years$368$51510 Years$822$1,143IV. FEES AND EXPENSES CHANGES TO THE GROWTH EQUITY FUNDUnder the heading “Fees and Expenses” for the Growth Equity Fund (GEF), on page 148, the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)Institutional ClassInvestor ClassManagement fee0.59%0.59%Other expenses0.05%0.30%Total annual Fund operating expenses0.64%0.89%(1)The management fee has been restated to reflect the estimated fee for the current fiscal year.Under the heading “Fees and Expenses” for the GEF, on page 148, the Expense Example table is deleted in its entirety and replaced with the following:Institutional ClassInvestor Class1 Year$65$913 Years$205$2845 Years$357$49310 Years$798$1,096VI. FEES AND EXPENSES CHANGES TO THE SMALL CAP EQUITY FUNDUnder the heading “Fees and Expenses” for the Small Cap Equity Fund (SCEF), on page 153, the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)Institutional ClassInvestor ClassManagement fee0.78%0.78%Other expenses0.08%0.36%Acquired fund fees and expenses0.01%0.01%Total annual Fund operating expenses0.87%1.15%(1)The management fee has been restated to reflect the estimated fee for the current fiscal year.Under the heading “Fees and Expenses” for the SCEF, on page 153, the Expense Example table is deleted in its entirety and replaced with the following:Institutional ClassInvestor Class1 Year$89$1173 Years$278$3655 Years$482$63310 Years$1,073$1,398